Schedule of deferred tax liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance as at beginning of financial year	$ 296,000	$ 163,000
Movements in deferred tax liabilities	2,000	133,000
Balance as at end of financial year	$ 298,000	$ 296,000